Consolidated Statement of Profit/ (Loss) and Other Comprehensive Income/ (Loss) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 INR (₨) ₨ / shares		Mar. 31, 2025 INR (₨) ₨ / shares		Mar. 31, 2024 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 101,664	₨ 9,539,178		₨ 7,383,464		₨ 3,583,798
Other revenue	5,700	534,852		571,058		606,099
Total revenue	107,364	10,074,030		7,954,522		4,189,897
Other income	496	46,558		108,957		102,362
Service cost	56,202	5,273,474		4,039,046		866,039
Personnel expenses	21,197	1,988,886		1,596,258		1,348,215
Marketing and sales promotion expenses	2,345	219,987		430,106		459,935
Other operating expenses	25,067	2,352,055		1,779,465		1,579,352
Depreciation and amortization	4,386	411,505		308,899		197,527
Results from operations	(1,337)	(125,319)		(90,295)		(158,809)
Finance income	2,204	206,761		207,824		170,714
Finance cost	(1,361)	(127,692)		(106,877)		(286,998)
Listing and related expenses						(54,238)
(Loss)/ Profit before taxes	(494)	(46,250)		10,652		(329,331)
Tax (expense)/ benefit	(211)	(19,768)		12,849		(37,174)
(Loss)/ Profit for the year	(705)	(66,018)		23,501		(366,505)
Other comprehensive income/(loss)
Remeasurement loss on defined benefit plan, net of taxes	(38)	(3,690)	[1]	(3,061)	[1]	(6,006)	[1]
Items that are or may be reclassified subsequently to profit /(loss) (net of taxes)
Foreign currency translation differences gain/ (loss)	(2,547)	(239,038)		202,414		(15,027)
Other comprehensive (loss)/ income for the year, net of tax	(2,585)	(242,728)		199,353		(21,033)
Total comprehensive (loss)/ income for the year, net of tax	(3,290)	(308,746)		222,854		(387,538)
(Loss)/ Profit attributable to:
Owners of the Parent Company	(2,483)	(232,990)		(106,925)		(350,943)
Non-controlling interest	1,778	166,971		130,426		(15,562)
Total comprehensive (loss)/ income attributable to:
Owners of the Parent Company	(5,054)	(474,343)		93,510		(369,860)
Non-controlling interest	1,765	165,594		129,344		(17,678)
Total comprehensive (loss)/ income for the year	$ (3,289)	₨ (308,749)		₨ 222,854		₨ (387,538)
Loss per share
Basic | (per share)	$ (0.04)	₨ (3.71)		₨ (1.73)		₨ (5.60)
Diluted | (per share)	$ (0.04)	₨ (3.71)		₨ (1.73)		₨ (5.60)

[1]	Refer to Note 31 for the movement during the year.